Financial Instruments (Details) - $ / shares	Jun. 30, 2025	Dec. 10, 2024
Financial Instruments [Line Items]
Warrant, exercise price (in Dollars per share)	$ 11.5
Thunder Bridge Capital Partners IV, Inc. [Member]
Financial Instruments [Line Items]
Share purchases	1
Warrant, exercise price (in Dollars per share)	$ 11.5
Public Warrants [Member]
Financial Instruments [Line Items]
Number of shares outstanding		4,730,557
Public Warrants [Member] | Class A Common Stock [Member]
Financial Instruments [Line Items]
Warrant, exercise price (in Dollars per share)	$ 11.5
Private Warrants [Member]
Financial Instruments [Line Items]
Share purchases	1
Number of shares outstanding		129,611